Transactions with shareholders, related parties and affiliated entities - Summary of outstanding balances between related parties (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	S/ 1,772,313	S/ 1,756,844
Investments at fair value through other comprehensive income
Loans, net	37,136,853	32,960,917
Accounts receivable related to derivative financial instruments	220,776	185,376
Liabilities
Deposits and obligations	38,093,224	33,681,950
Accounts payable related to derivative financial instruments	222,305	154,116
Off-balance sheet accounts
Indirect loans	4,101,977	4,071,460
Participations Royalty Pharma [Member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	117,682	78,808
Negotiable certificates of deposit Financiera Oh SA [Member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	9,372	20,809
Shares InRetail Per Corp [Member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss		7,322
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	285,962	228,122
Other related parties [member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	270	3,095
Related parties [member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	127,324	110,034
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	366,667	369,249
Loans, net	1,114,211	1,157,158
Accounts receivable related to derivative financial instruments	817	3,908
Other assets	11,928	10,183
Liabilities
Deposits and obligations	944,561	571,032
Other liabilities	56	214
Accounts payable related to derivative financial instruments	344
Off-balance sheet accounts
Indirect loans	134,658	139,702
Corporate bonds InRetail Shopping Malls SA [Member]
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	49,728	59,131
Corporate bonds Colegios Peruanos SA [Member]
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	30,977	58,913
Corporate bonds Intercorp Per Ltd [Member]
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income		15,766
Corporate bonds Cineplex SA [Member]
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income		7,317
UTP [Member]
Investments at fair value through other comprehensive income
Trade receivables	77,824	58,968
Homecenters Peruanos SA [Member]
Investments at fair value through other comprehensive income
Trade receivables	S/ 39,141	S/ 39,141